Financial Information as per operating segments (Details 10) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Liabilities	$ 1,016,748,973	$ 749,400,479
Chile Segment [Member]
Liabilities	457,517,605	388,121,093
International Business Segment [Member]
Liabilities	172,893,966	119,351,344
Wines Segment [Member]
Liabilities	112,427,830	95,094,080
Other Segments [Member]
Liabilities	$ 273,909,572	$ 146,833,962